SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT (Details Narrative) - USD ($)		1 Months Ended
	Jan. 12, 2021	Feb. 19, 2021	Jan. 25, 2021	Dec. 23, 2020	Jan. 25, 2020	Jun. 30, 2021	Dec. 31, 2020
First 2020 Debenture [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued			7,094,732
First 2020 Debenture [Member] | Principal [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Amount Converted			$ 150,000
Second 2020 Debenture [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		7,252,634
Second 2020 Debenture [Member] | Principal [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Amount Converted		$ 150,000	100,000
Second 2020 Debenture [Member] | Accrued Interest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Amount Converted		$ 855	10,411
Third 2020 Debenture [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	10,887,819
Third 2020 Debenture [Member] | Principal [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Amount Converted	$ 200,000
Third 2020 Debenture [Member] | Accrued Interest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Amount Converted	$ 1,425
Securities Purchase Agreement [Member] | First 2020 Debenture [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase Price						$ 250,000	$ 250,000
Origination fees						15,000	15,000
Original issue discount						10,000	10,000
Structuring fee						5,000	5,000
Number of shares issued				8,255,438	7,094,732
Securities Purchase Agreement [Member] | First 2020 Debenture [Member] | Principal [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Amount Converted			150,000	$ 100,000
Securities Purchase Agreement [Member] | First 2020 Debenture [Member] | Accrued Interest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Amount Converted			$ 1,118	$ 12,274
Securities Purchase Agreement 2 [Member] | Second 2020 Debenture [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase Price						250,000	250,000
Origination fees						10,000	10,000
Original issue discount						10,000	10,000
Number of shares issued		7,252,634	5,183,613
Securities Purchase Agreement 2 [Member] | Second 2020 Debenture [Member] | Principal [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Amount Converted		$ 150,000	$ 100,000
Securities Purchase Agreement 2 [Member] | Second 2020 Debenture [Member] | Accrued Interest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Amount Converted		$ 855	$ 10,410
Securities Purchase Agreement 2 [Member] | Third 2020 Debenture [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	10,887,819
Securities Purchase Agreement 2 [Member] | Third 2020 Debenture [Member] | Principal [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Amount Converted	$ 200,000
Securities Purchase Agreement 2 [Member] | Third 2020 Debenture [Member] | Accrued Interest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Amount Converted	$ 1,425
Securities Purchase Agreement 3 [Member] | Third 2020 Debenture [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase Price						500,000	500,000
Origination fees						10,000	20,000
Original issue discount						$ 10,000	$ 10,000